Restructuring Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Cash payments	$ (114)
2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Cash payments	(444)
Foreign exchange movement	(170)
Closing provision	2,553
Manchester, United Kingdom facility closure | 2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	8,796	8,796
Asset write-off	(5,629)	(5,629)
Closing provision		3,167
Onerous Lease | 2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Cash payments	(444)
Foreign exchange movement	(170)
Closing provision	2,553
Onerous Lease | Manchester, United Kingdom facility closure | 2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	3,167
Asset Impairment | Manchester, United Kingdom facility closure | 2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	5,629
Asset write-off	$ (5,629)